Property And Equipment - Schedule of Property And Equipment, Net (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment	$ 50,945	$ 14,189	$ 4,000
Computer	4,085	3,469
Transaction verification servers	438,431	194,891
Property plant and equipment, gross	493,461	212,549	$ 4,000
Less: accumulated depreciation	(68,254)	(22,359)	(444)
Property and equipment, net	$ 425,207	$ 190,190	$ 3,556